COMMITMENTS AND CONTINGENCIES - Business Combination Agreement (Details) - USD ($)		7 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Mar. 31, 2021
COMMITMENTS AND CONTINGENCIES
Number of new QOMPLX common stock issued	16,000,000
Aggregate gross proceeds		$ 25,000
Subscription Agreements [Member]
COMMITMENTS AND CONTINGENCIES
Number of new QOMPLX common stock issued	16,000,000
Price per share	$ 10.00
Number of additional QOMPLX common stock issued	835,539
Aggregate principal amount	$ 20,000,000
Number of QOMPLX common stock for every $10.00 of principal amount	1
Subscription Agreements [Member] | PIPE Financing
COMMITMENTS AND CONTINGENCIES
Aggregate gross proceeds	$ 160,000,000
Commitment relating to PIPE Financing	50,000,000
Class A Common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value		$ 0.0001	$ 0.0001
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Implied QOMPLX equity value	$ 850,000,000
Business Combination Agreement | Class A Common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value	$ 0.0001